As filed with the Securities and Exchange Commission on August 7, 2003

                                                     Registration No. 333-106992



                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     |X| Pre-Effective Amendment No. 1 |_| Post-Effective Amendment No. ___

                        (Check appropriate box or boxes)

                            Safeco Taxable Bond Trust
               (Exact name of Registrant as specified in Charter)

                    4854 - 154th Place NE, Redmond, WA 98052
               (Address of Principal Executive Offices) (Zip Code)
            Registrant's Area Code and Telephone Number: 425-376-8203

                                 Kevin A. Rowell
                              4854 - 154th Place NE
                                Redmond, WA 98052
                     (Name and address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Investor Class, Advisor Class A and Advisor Class B shares of beneficial interest in the series of the Registrant designated Safeco U.S. Government Fund.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because the Registrant has previously registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.

                               EXPLANATORY COMMENT

This Pre-Effective Amendment No. 1 to the registration statement on Form N-14 (File No. 333-106992) filed on July 11, 2003 pursuant to Rule 488 (the "Registration Statement") is filed solely to delay the effectiveness of the Registration Statement. Accordingly, the prospectus and the statement of additional information included in the Registration Statement are incorporated herein by reference.

                                     PART C

                            SAFECO TAXABLE BOND TRUST
                                     PART C
                                OTHER INFORMATION

Item 15.  Indemnification

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under the Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such a trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an agreement with its administrator and accounting agent ("Administration and Fund Accounting Agreement"), the agent agrees to indemnify and hold harmless the Registrant and its officers, trustees and employees, from all taxes, charges, expenses, assessments, claims and liabilities, including, without limitation, liabilities arising under the 1940 Act, the 1933 Act, as amended, the Securities Exchange Act, as amended, the Commodities Act and any state or foreign securities, Blue Sky laws, and expenses, including, without limitation, reasonable attorneys' fees and disbursements, arising directly or indirectly from any action or omission of agent that does not meet the standard of care under the agreement.

Under an agreement with its investment advisor ("Amended and Restated Investment Advisory Agreement"), the Registrant agrees to pay such non-recurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Registrant or any Series is a party and the expenses the Registrant or any Series may incur as a result of its legal obligation to provide indemnification to its trustees, officers, and agents.

Under an agreement with its distributor ("Distribution Agreement"), the Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.

In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

Under an agreement with its transfer agent ("Transfer Agent Agreement"), the Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance under the Transfer Agent Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 16.  Exhibits

Exhibit
Number            Description of Document

(1)               Certificate of Trust  1/
                  Amended and Restated Trust Instrument  4/

(2)               Bylaws  10/

(3)               Not applicable

(4)               Form of Agreement and Plan of Reorganization  11/

(5)               Instrument Defining Rights of Security Holders  6/

(6)               Form of Amended and Restated Investment Advisory Contract  8/

(7)               Form of Distribution Agreement  4/
                  Form of Selling Dealer Agreement  9/

(8)               Not applicable

(9) Custody Agreement with State Street Bank and Trust Company 2/ Amendment to Custody Agreement 3/
                  Amendment to Custody Agreement  5/

(10)              Rule 12b-1 Plan (Advisor Class A)  4/
                  Rule 12b-1 Plan (Advisor Class B)  4/
                  Rule 12b-1 Plan (Advisor Class C)  4/
                  Rule 18f-3 Plan  4/

(11) Opinion of Counsel regarding the legality of securities being registered.*

(12) Opinion of Sutherland Asbill & Brennan LLP regarding tax matters.*

(13)              Form of Transfer Agent Agreement  10/
                  Form of Administration and Fund Accounting  8/

(14)              Consent of Independent Auditors.*

(15)              Not applicable

(16)              Powers of Attorney  12/

(17)              Not applicable

* To be filed by amendment.

1/ Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on or about January 31, 1996.

2/ Filed as an exhibit to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on or about April 30, 1997.

3/ Filed as an exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on or about February 26, 1998.

4/ Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on February 29, 2000.

5/ Filed as an exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on February 28, 2001.

6/   Incorporating by reference the relevant disclosure from Exhibits (1) and
     (2).

7/ Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on or about April 28, 1998.

8/ Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on April 30, 1999.

9/ Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on April 30, 2002.

10/ Filed as an exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on April 30, 2003.

11/ Filed as Exhibit A to the Registrant's Proxy Statement/Prospectus on Form N-14 (File No. 333-106992) filed with the SEC on July 11, 2003.

12/ Filed as an exhibit to the Registrant's Proxy Statement/Prospectus on Form N-14 (File No. 333-106992) filed with the SEC on July 11, 2003.

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Safeco Taxable Bond Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, theretofore duly authorized, in the City of Redmond, and State of Washington, on the 7th day of August, 2003.

                                                SAFECO TAXABLE BOND TRUST
                                                By:  /s/ KEVIN A. ROWELL
                                                -------------------------------
                                                Kevin A. Rowell, President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



----------------------------------------- -------------------------------------- -------------------------------------
       Name                               Title                                  Date

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
/s/ KEVIN A. ROWELL                       President, Principal Executive         August 7, 2003
-------------------------------           Officer
Kevin A. Rowell

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
/s/ROGER F. HARBIN                        Sr. Vice President, Trustee and        August 7, 2003
-------------------------------           Chairman
Roger F. Harbin

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
RONALD L. SPAULDING*                      Vice President                         August 7, 2003
-------------------------------
Ronald L. Spaulding

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
DAVID H. LONGHURST*                       Vice President, Controller,            August 7, 2003
-------------------------------           Treasurer and Secretary
David H. Longhurst

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
BARBARA J. DINGFIELD*                     Trustee                                August 7, 2003
-------------------------------
Barbara J. Dingfield

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
RICHARD E. LUNDGREN*                      Trustee                                August 7, 2003
-------------------------------
Richard E. Lundgren

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
 LARRY L. PINNT*                          Trustee                                August 7, 2003
-------------------------------
Larry L. Pinnt

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
JOHN W. SCHNEIDER*                        Trustee                                August 7, 2003
-------------------------------
John W. Schneider

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
SCOTT M. BOGGS*                           Trustee                                August 7, 2003
-------------------------------
Scott M. Boggs

----------------------------------------- -------------------------------------- -------------------------------------



                                    *By  /s/ ROGER F. HARBIN
                                         ---------------------
                                         Roger F. Harbin, Attorney-in-Fact






                                    *By  /s/ KEVIN A. ROWELL
                                         -------------------
                                         Kevin A. Rowell, Attorney-in-Fact